Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares
Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 139,370		$ 44,579
Impairment of accounts receivable related to finance lease		$ 0		$ 43,261
Loss per common share, basic | (per share)	$ (0.64)	$ (0.64)	$ (0.69)	$ (0.69)	$ (0.43)	$ (0.43)
Loss per common share, diluted | (per share)	$ (0.64)	$ (0.64)	$ (0.69)	$ (0.69)	$ (0.43)	$ (0.43)
Goodwill	$ 250,832	$ 250,832